Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023		Apr. 30, 2023
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 274,544		$ 274,244	[1]
ECL allowance	3,898	$ 4,020	3,902	[1]	$ 3,397
Net loans	543,897		540,153
Gross personal	46,010		45,587	[1]
Gross credit card	19,560		18,538	[1]
Gross business and government	207,681		205,686
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	162,959		165,021
Gross personal	18,912		18,788
Gross credit card	4,492		4,279
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	85,380		83,256
Gross personal	4,405		4,401
Gross credit card	1,138		1,061
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,117		15,929
Gross personal	15,187		15,342
Gross credit card	6,841		6,677
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,904		5,302
Gross personal	4,502		4,227
Gross credit card	6,031		5,579
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,339		1,100
Gross personal	1,956		1,835
Gross credit card	900		783
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	725		585
Gross personal	259		214
Gross business and government	1,629		1,956
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,120		3,051
Gross personal	789		780
Gross credit card	158		159
Gross business and government	236		207
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,744		99,834
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	102,366		99,110
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,706		4,579
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	499		456
Net loans	274,045		273,788
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,055		1,017
Net loans	44,955		44,570
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	744		685
Net loans	18,816		17,853
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,600		1,744
Net loans	206,081		203,942
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	241,154		237,940
ECL allowance	667	631			668
Net loans	484,819		479,896
Gross personal	36,796		36,304
Gross credit card	15,878		14,767
Gross business and government	191,658		191,535
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	151,026		150,022
Gross personal	18,907		18,785
Gross credit card	4,492		4,279
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	76,647		74,149
Gross personal	4,392		4,389
Gross credit card	1,138		1,061
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,998		10,817
Gross personal	11,158		11,031
Gross credit card	6,840		6,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	781		322
Gross personal	1,387		1,165
Gross credit card	3,251		2,626
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	218		211
Gross credit card	6		6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,702		2,630
Gross personal	734		723
Gross credit card	151		153
Gross business and government	212		192
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,950		99,322
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	92,438		91,920
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	58		101
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	92		90
Net loans	241,062		237,850
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	146		141
Net loans	36,650		36,163
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	168		166
Net loans	15,710		14,601
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	261		253
Net loans	191,397		191,282
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	32,460		35,517
ECL allowance	2,346	2,316			1,852
Net loans	57,114		58,339
Gross personal	8,924		9,036
Gross credit card	3,682		3,771
Gross business and government	14,394		12,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,933		14,999
Gross personal	5		3
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,733		9,107
Gross personal	13		12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,119		5,112
Gross personal	4,029		4,311
Gross credit card	1		35
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,123		4,980
Gross personal	3,115		3,062
Gross credit card	2,780		2,953
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,339		1,100
Gross personal	1,738		1,624
Gross credit card	894		777
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	213		219
Gross personal	24		24
Gross credit card	7		6
Gross business and government	24		15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	794		512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	9,928		7,190
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,648		4,478
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	151		142
Net loans	32,309		35,375
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	713		695
Net loans	8,211		8,341
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	576		519
Net loans	3,106		3,252
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	906		824
Net loans	13,488		11,371
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	930		787
Net loans	1,964		1,918
Gross personal	290		247
Gross business and government	1,629		1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	725		585
Gross personal	259		214
Gross business and government	1,629		1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	205		202
Gross personal	31		33
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	256		224
Net loans	674		563
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	196		181
Net loans	94		66
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	433		667
Net loans	1,196		$ 1,289
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 885	$ 1,073			$ 877

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.